Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 20, 2012
Registrant Name	dei_EntityRegistrantName	Cook & Bynum Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001459065
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 20, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 20, 2012
Prospectus Date	rr_ProspectusDate	Jan 30, 2012

The Cook & Bynum Fund (Prospectus Summary): | The Cook & Bynum Fund
The Cook & Bynum Fund

Cook & Bynum Funds Trust

The Cook & Bynum Fund

Supplement to the Prospectus and Statement of Additional Information (���SAI���)

Dated January 30, 2012

December 20, 2012

Cook & Bynum Capital Management, LLC (the ���Adviser���) has recommended, and the Board of Trustees has approved, an update to the expense limitation agreement in which, beginning January 1, 2013, the Adviser will reimburse the Fund to the extent that total expenses exceed 1.49% of the Fund���s average daily net assets.   As part of this change, the Adviser has also contractually agreed to reduce the management fee collected from The Cook & Bynum Fund (the ���Fund���) from 1.50% to 1.49%.  This expense limitation agreement will remain in effect through at least February 1, 2014.

Accordingly, as of January 1, 2013, the portion of the ���Fund Fees and Expense��� section beginning on page 1 of the Fund���s Prospectus, is deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (ongoing expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Cook & Bynum Fund
Management Fee		1.49%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.63%
Total Annual Fund Operating Expenses		2.12%
Fee Reduction and/or Expense Reimbursement	[2]	(0.63%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)		1.49%
[1]	���Other Expenses��� have been restated to reflect more current information.
[2]	Cook & Bynum Capital Management, LLC (the ���Adviser���) has contractually agreed to reduce fees and/or reimburse the Fund���s expenses to the extent that total fund operating expenses exceed 1.49%. This agreement is in effect through February 1, 2014 and thereafter is reevaluated on an annual basis. The expense reimbursement arrangement relates to all expenses incurred by the Fund except interest, taxes, brokerage commissions, and other extraordinary expenses not incurred in the ordinary course of the Fund���s business, including, but not limited to, Acquired Fund Fees and Expenses. This agreement shall terminate automatically upon the termination of the investment management agreement with the Adviser.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund���s total operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
The Cook & Bynum Fund	152	603	1,081	2,402

Please retain this Supplement with your Prospectus and SAI for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 30, 2012
The Cook & Bynum Fund (Prospectus Summary): | The Cook & Bynum Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Cook & Bynum Fund
Supplement Text	ck0001459065_SupplementTextBlock

Cook & Bynum Funds Trust

The Cook & Bynum Fund

Supplement to the Prospectus and Statement of Additional Information (���SAI���)

Dated January 30, 2012

December 20, 2012

Cook & Bynum Capital Management, LLC (the ���Adviser���) has recommended, and the Board of Trustees has approved, an update to the expense limitation agreement in which, beginning January 1, 2013, the Adviser will reimburse the Fund to the extent that total expenses exceed 1.49% of the Fund���s average daily net assets.   As part of this change, the Adviser has also contractually agreed to reduce the management fee collected from The Cook & Bynum Fund (the ���Fund���) from 1.50% to 1.49%.  This expense limitation agreement will remain in effect through at least February 1, 2014.

Accordingly, as of January 1, 2013, the portion of the ���Fund Fees and Expense��� section beginning on page 1 of the Fund���s Prospectus, is deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (ongoing expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund���s total operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Supplement Closing	ck0001459065_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus and SAI for future reference.
The Cook & Bynum Fund | The Cook & Bynum Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	COBYX
Management Fee	rr_ManagementFeesOverAssets	1.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Fee Reduction and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.49%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	603
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,081
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,402

[1]	���Other Expenses��� have been restated to reflect more current information.
[2]	Cook & Bynum Capital Management, LLC (the ���Adviser���) has contractually agreed to reduce fees and/or reimburse the Fund���s expenses to the extent that total fund operating expenses exceed 1.49%. This agreement is in effect through February 1, 2014 and thereafter is reevaluated on an annual basis. The expense reimbursement arrangement relates to all expenses incurred by the Fund except interest, taxes, brokerage commissions, and other extraordinary expenses not incurred in the ordinary course of the Fund���s business, including, but not limited to, Acquired Fund Fees and Expenses. This agreement shall terminate automatically upon the termination of the investment management agreement with the Adviser.